Document and Entity Information	12 Months Ended
Apr. 18, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	Bennett Group of Funds
Central Index Key	0001501521
Amendment Flag	false
Document Creation Date	Apr. 18, 2013
Document Effective Date	Apr. 18, 2013
Prospectus Date	Apr. 18, 2013